ACQUISITION OF MINERA KOLPA	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [Abstract]
ACQUISITION OF MINERA KOLPA [Text Block]

4.    ACQUISITION OF MINERA KOLPA

On the Acquisition Date, the Company completed its acquisition of Minera Kolpa pursuant to a share purchase agreement entered into in April 2025. As a result of the acquisition, Minera Kolpa became a wholly-owned subsidiary of the Company.

The total consideration for the acquisition was $134.3. The following table summarizes the consideration paid as part of the purchase price:

Cash consideration transferred to and on behalf of vendors as per the share purchase agreement	$78.0
Company's common shares transferred (14,075,357shares)	48.4
Fair value of the contingent payment payable in cash upon occurrence of certain events	7.9
Total consideration transferred as purchase price	$134.3

The contingent payment is payable in cash up to an additional $10.0, in increments of $0.5 for each 1 million silver ounce equivalent defined above 100 million silver ounce equivalents, across proven, probable, measured, indicated and inferred categories in a technical report prepared and filed by the Company with respect to Minera Kolpa within 24 months of the closing of the acquisition.

Primary reason for the acquisition of Minera Kolpa was to acquire their primary asset - Huachocolpa Uno Mine and related facilities, located in the districts of Huachocolpa and Santa Ana, approximately 490 kilometers southeast of Lima, Peru. Minera Kolpa has been in operation for 25 years and its assets include Huachocolpa Uno Mine, processing infrastructure, permits, and associated working capital. Management has concluded that Minera Kolpa constitutes a business, and therefore, the acquisition is accounted for in accordance with IFRS 3  Business Combinations.

The Company has consolidated the operating results, cash flows, and net assets of Minera Kolpa from the Acquisition Date. The determination of the fair value of assets acquired and liabilities assumed is based on a detailed valuation utilizing income, market, and cost approaches, conducted with the assistance of an independent third party. The purchase price is allocated based on management's best estimates at the time these consolidated financial statements were prepared, using information available as of the Acquisition Date.

The following table sets out the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value:

Allocation of Purchase Price

Cash and cash equivalents	$5.9
Accounts and other receivables	7.6
Inventories	7.6
Sales tax receivables (IGV)	0.6
Prepaid expenses and other current assets	4.8
Mineral properties, plant and equipment	192.1
Right-of-use assets	1.5
Other non-current assets	1.7
Accounts payable, accrued liabilities and other	(25.2)
Income taxes payable	(3.1)
Loans payable	(25.7)
Lease obligations	(2.0)
Reclamation liabilities	(10.7)
Deferred income tax liabilities	(20.8)
Net assets acquired	$134.3
The gross amount of accounts and other receivables approximates the fair value allocated above, and no significant amounts are expected to be uncollectible. The Company determined the fair value of the mineral properties using a discounted cash flow model. This most significant estimates incorporated in the model were: future silver, lead, zinc, and copper prices; expected future production; and anticipated operating costs. A discount rate of 15.8% was applied, reflecting the Company's assessment of country risk, project-specific risk, and other relevant factors.

The significant assumptions used in the determination of the fair value of the mining interests were as follows:

Average long-term prices:
Silver (USD/oz)	$29.10
Lead (USD/lb)	$1.18
Zinc (USD/lb)	$0.91
Copper (USD/lb)	$4.20

Unaudited Pro Forma Financial Information

The following unaudited pro-forma financial information presents consolidated results assuming acquisition occurred on January 1, 2025:

Year ended
December 31, 2025
Revenue	$514.6
Net Income (loss)	$(119.3)

These pro forma amounts have been calculated after applying the Company's accounting policies and adjusting the results of Minera Kolpa to reflect the additional depreciation and depletion that would have been recognized assuming the fair value adjustments to property, plant, and equipment, and mining properties had been applied from January 1, 2025.